Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 1,173,043	$ 1,205,570
Foreign Currency	(234,061)	(41,385)
Argentine hyperinflationary economy	6,530	8,858
Closing balance	945,512	1,173,043
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.)
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	211,367	219,380
Foreign Currency	(47,672)	(8,013)
Closing balance	163,695	211,367
Compania Distribuidora y Comercializadora de Energia S.A.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	13,191	13,343
Foreign Currency	(529)	(152)
Closing balance	12,662	13,191
Enel Generacion El Chocon S.A.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	25,372	26,255
Foreign Currency	(7,299)	(9,741)
Argentine hyperinflationary economy	6,530	8,858
Closing balance	24,603	25,372
Enel Distribucion Peru S.A.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	69,647	68,347
Foreign Currency	(5,801)	1,300
Closing balance	63,846	69,647
EGP Cachoeira Dourada S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	77,503	80,441
Foreign Currency	(17,480)	(2,938)
Closing balance	60,023	77,503
Enel Generacion Peru S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	131,090	128,643
Foreign Currency	(10,918)	2,447
Closing balance	120,172	131,090
Emgesa S.A. E.S.P.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	5,835	5,902
Foreign Currency	(234)	(67)
Closing balance	5,601	5,835
Enel Perú S.A.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	23	20
Foreign Currency	(3)	3
Closing balance	20	23
Enel Brasil S A
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	984	1,021
Foreign Currency	(222)	(37)
Closing balance	762	984
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	106,396	110,429
Foreign Currency	(23,997)	(4,033)
Closing balance	82,399	106,396
Enel Distribucion Sao Paulo S.A
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	531,635	551,789
Foreign Currency	(119,906)	(20,154)
Closing balance	$ 411,729	$ 531,635